Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
NOTE 8	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 as of December 31:

	2025	2024
Net Assets Available for Benefits per Financial Statements	$7,389,224,192	$6,439,235,117
Deemed Distributions	(553,900)	(3,752,882)

Net Assets Available for Benefits per Form 5500	$7,388,670,292	$6,435,482,235

The following is reconciliation of the change in net assets per the financial statements to the Form 5500 for the year ended December 31, 2025:

Change in Net Assets Available for Benefits per Financial Statements	$949,989,075
Change in Deemed Distributions	3,198,982

Change in Net Assets Available for Benefits per Form 5500	$953,188,057

Deemed distributions are recognized for Form 5500 reporting but not for financial statement reporting until a full distribution of the Participant’s account balance is made.